JPMorgan Small Cap Equity Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Small Cap Equity Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 645
Expense Example, No Redemption, 3 Years	898
Expense Example, No Redemption, 5 Years	1,170
Expense Example, No Redemption, 10 Years	1,946
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	179
Expense Example, No Redemption, 3 Years	554
Expense Example, No Redemption, 5 Years	954
Expense Example, No Redemption, 10 Years	1,936
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	101
Expense Example, No Redemption, 3 Years	317
Expense Example, No Redemption, 5 Years	551
Expense Example, No Redemption, 10 Years	$ 1,224